Merrill Lynch Global Bond Fund for Investment and Retirement

                                        April  29, 1997


VIA ELECTRONIC FILING
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  Division of Investment Management

     Re:  Merrill Lynch Global Bond Fund for
            Investment and Retirement
          Post-Effective Amendment No. 15 to
          the Registration Statement on Form N-1A
          (File Nos. 33-6091 and 811-4684)
          ---------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Global Bond Fund for Investment and Retirement (the "Fund") hereby certifies that:

     (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 15 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

     (2)  the  text  of  Post-Effective  Amendment  No.  15  to   the  Fund's
          Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on April 28, 1997.

                              Very truly yours,

                              MERRILL LYNCH GLOBAL BOND FUND
                              FOR INVESTMENT AND RETIREMENT



                              By:  /s/ Gerald M. Richard
                                   ---------------------
                                   Gerald M. Richard
                                   Treasurer